Subsequent events - Vodafone Acquisition (Details) € in Millions	May 09, 2018 EUR (€)
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Break fee	€ 250
New debt facilities (including hybrid debt securities)
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Debt	10,000
Mandatory convertible bonds
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Debt	3,000
Unitymedia GmbH in Germany and Liberty Global's Operations (Excluding its "Direct Home" Business) in Czech Republic , Hungary and Romania
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Total enterprise value	18,400
UPC Czech, UPC Hungary and UPC Romania | Unitymedia's existing bond structure
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Debt	4,500
UPC Czech, UPC Hungary and UPC Romania | Unitymedia's term loans
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Debt	2,200
Liberty Global
Vodafone to acquire Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Cash transferred	10,800
Liabilities incurred	€ 7,600